SIGNIFICANT EVENTS (Details 1) - 12 months ended Dec. 31, 2017 - Bonds [Member] $ in Millions, $ in Millions, in Millions	CLP ($)	USD ($)	CLF ( )
Senior Bond 1 [Member] | USD
Disclosure of financial liabilities [line items]
Date	Mar. 06, 2017
Amount | $		$ 6,900,000
Senior Bond 2 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	May 12, 2017
Amount			1,000,000
Senior Bond 3 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	May 16, 2017
Amount			690,000
Senior Bond 4 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	May 17, 2017
Amount			15,000
Senior Bond 5 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	May 26, 2017
Amount			340,000
Senior Bond 6 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Jun. 01, 2017
Amount			590,000
Senior Bond 7 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Jun. 02, 2017
Amount			300,000
Senior Bond 8 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Jun. 05, 2017
Amount			130,000
Senior Bond 9 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Jun. 19, 2017
Amount			265,000
Senior Bond 10 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Jul. 10, 2017
Amount			770,000
Senior Bond 11 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Jul. 21, 2017
Amount			10,000
Senior Bond 12 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Aug. 28, 2017
Amount			400,000
Senior Bond 13 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Aug. 29, 2017
Amount			272,000
Senior Bond 14 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Nov. 03, 2017
Amount			14,000
Senior Bond 15 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Nov. 29, 2017
Amount			400,000
Senior Bond 16 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Dec. 06, 2017
Amount			20,000
Senior Bond 17 [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Dec. 12, 2017
Amount | $	$ 10,990,000,000